Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 2.6%
Tesla, Inc.(a)(b)	199,297	$41,346,156

Banks — 1.1%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $23,354,997)(c)(d)	86,839	17,151,685

Broadline Retail — 2.9%
Coupang, Inc.(b)	646,966	10,351,456
MercadoLibre, Inc.(b)	19,836	26,145,038
Prosus NV	129,320	10,126,274

		46,622,768

Communications Equipment — 1.0%
Accton Technology Corp.	986,000	10,362,985
Calix, Inc.(b)	91,054	4,879,584

		15,242,569

Diversified Consumer Services — 0.5%
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $7,113,729)(c)(d)	4,651	8,251,944

Electrical Equipment — 0.9%
Array Technologies, Inc.(b)	375,227	8,209,967
Sungrow Power Supply Co. Ltd., Class A	450,500	6,887,999

		15,097,966

Electronic Equipment, Instruments & Components — 5.3%
Delta Electronics, Inc.	1,041,000	10,328,423
Jabil, Inc.	311,896	27,496,751
Lotes Co. Ltd.	202,000	6,105,335
Samsung SDI Co. Ltd.	47,747	27,122,142
Yageo Corp.	380,000	6,624,203
Zhejiang Supcon Technology Co. Ltd., Class A	432,681	6,560,612

		84,237,466

Entertainment — 2.9%
CTS Eventim AG & Co. KGaA(b)	135,310	8,459,020
Nexon Co. Ltd.	361,200	8,625,012
Spotify Technology SA(b)	85,141	11,376,540
Take-Two Interactive Software, Inc.(b)	149,309	17,812,564

		46,273,136

Financial Services — 3.8%
Adyen NV(b)(e)	14,561	23,201,903
GMO Payment Gateway, Inc.	182,200	15,774,401
Shift4 Payments, Inc., Class A(b)	174,551	13,230,966
Wise PLC, Class A(b)	1,168,932	7,847,269

		60,054,539

Health Care Technology — 0.4%
M3, Inc.	222,500	5,600,113

Hotels, Restaurants & Leisure(b) — 1.7%
Expedia Group, Inc.	52,972	5,139,873
Trip.com Group Ltd., ADR(f)	597,845	22,520,821

		27,660,694

Household Durables — 0.4%
TCL Technology Group Corp., Class A	9,042,000	5,825,570

Interactive Media & Services(b) — 1.1%
Kanzhun Ltd., ADR	407,731	7,759,121
Pinterest, Inc., Class A	363,770	9,920,008

		17,679,129

Security	Shares	Value

IT Services — 4.9%
Automattic, Inc., Series E, (Acquired 02/03/21, Cost: $34,000,000)(c)(d)	400,000	$16,668,000
Cloudflare, Inc., Class A(b)	150,772	9,296,601
Grid Dynamics Holdings, Inc.(b)	525,023	6,016,764
Locaweb Servicos de Internet SA(b)(e)	576,095	544,445
MongoDB, Inc.(b)(f)(g)	66,883	15,591,765
Okta, Inc.(b)	115,362	9,948,819
TRAX Ltd., (Acquired 09/12/19, Cost: $10,999,988)(c)(d)	293,333	7,667,725
TRAX Ltd., Series D, (Acquired 02/18/21, Cost: $9,999,998)(c)(d)	191,806	5,013,809
Twilio, Inc., Class A(b)	105,871	7,054,185

		77,802,113

Machinery — 0.7%
Shenzhen Inovance Technology Co. Ltd., Class A	1,063,600	10,894,273

Media — 1.6%
Informa PLC	2,903,967	24,891,219

Professional Services — 1.6%
Legalzoom.com, Inc.(b)(g)	734,531	6,889,901
Wolters Kluwer NV	147,785	18,655,854

		25,545,755

Real Estate Management & Development — 0.5%
KE Holdings, Inc., ADR(b)	458,692	8,641,757

Semiconductors & Semiconductor Equipment — 23.3%
Alchip Technologies Ltd.	191,000	7,821,986
Alphawave IP Group PLC(b)	4,643,204	6,747,216
ASM International NV	79,668	32,337,300
ASPEED Technology, Inc.	63,000	5,498,423
Axcelis Technologies, Inc.(b)	41,437	5,521,480
BE Semiconductor Industries NV	175,201	15,313,540
CNEX Labs, Inc., (Acquired 12/14/21, Cost: $5,699,998)(c)(d)	1,161,804	3,194,961
Credo Technology Group Holding Ltd.(b)(g)	2,188,290	20,613,692
eMemory Technology, Inc.	94,000	5,786,450
First Solar, Inc.(b)	49,738	10,818,015
Lasertec Corp.	184,400	32,764,064
Lattice Semiconductor Corp.(a)(b)	404,266	38,607,403
Marvell Technology, Inc.(f)	397,115	17,195,080
Monolithic Power Systems, Inc.(f)	63,802	31,935,453
NVIDIA Corp.	158,243	43,955,158
Qorvo, Inc.(b)	87,534	8,890,828
Rambus, Inc.(b)(g)	271,353	13,909,555
SK Hynix, Inc.	124,303	8,506,665
SMA Solar Technology AG(b)	18,137	1,953,321
Soitec SA(b)	170,237	27,318,470
StarPower Semiconductor Ltd., Class A	185,814	7,435,136
Wolfspeed, Inc.(b)(f)	369,162	23,977,072

		370,101,268

Software — 16.4%
Altium Ltd.	762,952	19,601,603
Appier Group, Inc.(b)	466,200	5,979,133
Aspen Technology, Inc.(b)(g)	60,611	13,872,040
Atlassian Corp., Class A(b)(g)	58,267	9,973,562
Databricks, Inc., (Acquired 07/24/20, Cost: $5,501,686)(c)(d)	343,659	18,736,289
DataRobot, Inc., (Acquired 03/01/21, Cost: $1,384,813)(c)(d)	92,093	415,339
Freee KK(b)(g)	458,900	11,823,057
Gitlab, Inc., Class A(b)(g)	267,383	9,168,563

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Glodon Co. Ltd., Class A	1,277,083	$13,806,238
Kaspi.KZ JSC, GDR, Registered Shares	108,148	8,165,174
Kinaxis, Inc.(b)	71,360	9,797,678
Palo Alto Networks, Inc.(b)(g)	104,772	20,927,159
Rapid7, Inc.(b)	180,049	8,266,050
RingCentral, Inc., Class A(b)	152,398	4,674,047
SiteMinder Ltd.(b)	4,405,278	10,137,489
Snorkel AI, Inc., (Acquired 10/13/20, Cost: $2,017,593)(c)(d)	500,250	3,561,780
Snyk Ltd., (Acquired 11/02/20, Cost: $9,287,400)(c)(d)	1,267,643	14,565,218
Synopsys, Inc.(b)(f)	120,113	46,393,647
Tenable Holdings, Inc.(b)	103,791	4,931,110
Unity Software, Inc.(b)(g)	227,066	7,366,021
Xero Ltd.(b)	205,620	12,471,142
Zscaler, Inc.(b)(f)(g)	52,415	6,123,645

		260,755,984

Specialty Retail — 0.4%
Farfetch Ltd., Class A(b)(g)	1,282,251	6,295,852

Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage, Inc., Class A(b)(g)	785,306	20,033,156
Wiwynn Corp.	147,000	5,453,907

		25,487,063

Total Common Stocks — 75.6% (Cost: $976,857,162)		1,201,459,019

Preferred Securities

Preferred Stocks — 25.7%(c)(d)

Communications Equipment — 0.7%
Astranis Space Technologies Corp., Series C, (Acquired 03/19/21, Cost: $17,000,010)	775,515	11,291,498

Diversified Consumer Services — 1.6%
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $16,947,253)	850	15,850,807
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $14,251,080)	4,920	8,729,212

		24,580,019

Financial Services — 0.1%
Snorkel AI, Inc., Series B, (Acquired 10/13/20, Cost: $999,996)	247,943	1,765,354

Food Products — 3.5%
Farmer’s Business Network, Inc., Series F, (Acquired 07/31/20, Cost: $11,961,002)	361,834	16,865,083
GrubMarket, Inc., Series D, (Acquired 07/23/20, Cost: $8,000,001)	1,762,969	38,926,355

		55,791,438

Interactive Media & Services — 0.4%
ResearchGate GmbH, Series D, (Acquired 09/24/20, Cost: $6,999,988)	424,688	6,187,704

IT Services — 5.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,777,337)	308,260	48,755,904
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $12,000,008)	1,974,374	13,919,337

Security	Shares	Value

IT Services (continued)
Trumid Holdings LLC(h)
Class J-A, (Acquired 07/24/20, Cost: $9,999,857)	20,154	$11,153,627
Class J-B, (Acquired 07/24/20, Cost: $5,999,914)	20,154	11,153,627

		84,982,495

Semiconductors & Semiconductor Equipment — 6.3%
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $7,000,000)	1,018,908	10
PsiQuantum Corp.
Series C, (Acquired 09/09/19, Cost: $9,101,310)	1,962,335	37,264,742
Series D, (Acquired 05/21/21, Cost: $19,999,969)	762,595	18,287,028
SambaNova Systems, Inc.
Series C, (Acquired 02/20/20, Cost: $33,904,161)	636,800	40,430,432
Series D, (Acquired 04/09/21, Cost: $6,999,979)	73,670	4,677,308

		100,659,520

Software — 7.7%
Databricks, Inc.
Series F, (Acquired 10/22/19, Cost: $13,200,019)	922,038	50,269,512
Series G, (Acquired 02/01/21, Cost: $18,500,004)	312,909	17,059,799
DataRobot, Inc., Series F, (Acquired 10/27/20, Cost: $11,499,999)	875,059	4,909,081
Rapyd Financial Network Ltd., Series E, (Acquired 03/31/21, Cost: $13,999,978)	190,705	13,494,286
Snyk Ltd., (Acquired 11/02/20, Cost: $13,212,590)	2,663,936	30,608,625
Unqork, Inc.
Series B, (Acquired 09/19/19, Cost: $6,801,016)	597,680	4,016,409
Series C, (Acquired 09/18/20, Cost: $7,994,787)	292,000	2,444,040

		122,801,752

		408,059,780

Total Preferred Securities — 25.7% (Cost: $300,150,258)		408,059,780

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0), (Issued 09/23/19, Exercisable 07/12/23, 1 Share for 1 Warrant, Expires 09/15/23, Strike Price USD 46.88)(b)(c)(d)	46,928	2,346

Total Warrants — 0.0% (Cost: $ — )		2,346

Total Long-Term Investments — 101.3% (Cost: $1,277,007,420)		1,609,521,145

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(i)(j)	720,151	$720,151
SL Liquidity Series, LLC, Money Market Series, 5.01%(i)(j)(k)	21,313,385	21,313,385

Total Short-Term Securities — 1.4% (Cost: $22,033,740)		22,033,536

Total Investments Before Options Written — 102.7% (Cost: $1,299,041,160)		1,631,554,681

Options Written — (1.4)%

(Premiums Received: $(17,262,112))		(21,626,143)

Total Investments, Net of Options Written — 101.3% (Cost: $1,281,779,048)		1,609,928,538

Liabilities in Excess of Other Assets — (1.3)%		(21,150,876)

Net Assets — 100.0%		$1,588,777,662

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $503,288,876, representing 31.7% of its net assets as of period end, and an original cost of $409,510,460.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(g)	All or a portion of this security is on loan.
(h)	All or a portion of the security is held by a wholly-owned subsidiary.
(i)	Affiliate of the Trust.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$20,683,361	$—		$(19,963,210	)(a)	$—	$—	$720,151	720,151	$112,306		$—
SL Liquidity Series, LLC, Money Market Series	—	21,308,472	(a)	—		5,117	(204)	21,313,385	21,313,385	23,585	(b)	—

						$5,117	$(204)	$22,033,536		$135,891		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Farfetch Ltd., Class A	1,528	04/06/23	USD	6.00	USD	750	$(4,584)
First Solar, Inc.	24	04/06/23	USD	220.00	USD	522	(7,224)
MongoDB, Inc.	56	04/06/23	USD	225.00	USD	1,305	(62,160)
NVIDIA Corp.	121	04/06/23	USD	245.00	USD	3,361	(400,812)
Pinterest, Inc., Class A	274	04/06/23	USD	27.00	USD	747	(19,728)
Spotify Technology SA	128	04/06/23	USD	122.00	USD	1,710	(154,880)
Take-Two Interactive Software, Inc.	199	04/06/23	USD	117.00	USD	2,374	(61,988)
Tesla, Inc.	110	04/06/23	USD	230.00	USD	2,282	(11,495)
Unity Software, Inc.	300	04/06/23	USD	35.00	USD	973	(10,800)
Atlassian Corp., Class A	77	04/14/23	USD	177.50	USD	1,318	(30,800)
Cloudflare, Inc., Class A	322	04/14/23	USD	64.00	USD	1,985	(59,409)
Coupang, Inc.	645	04/14/23	USD	15.50	USD	1,032	(52,567)
Marvell Technology, Inc.	270	04/14/23	USD	41.00	USD	1,169	(80,325)

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
MercadoLibre, Inc.	18	04/14/23	USD	1,210.00	USD	2,373	$(210,690)
NVIDIA Corp.	122	04/14/23	USD	245.00	USD	3,389	(415,410)
Palo Alto Networks, Inc.	61	04/14/23	USD	190.00	USD	1,218	(68,625)
Tesla, Inc.	130	04/14/23	USD	187.50	USD	2,697	(295,425)
Twilio, Inc., Class A	179	04/14/23	USD	80.00	USD	1,193	(2,864)
Wolfspeed, Inc.	669	04/14/23	USD	86.00	USD	4,345	(2,381)
Array Technologies, Inc.	577	04/21/23	USD	25.00	USD	1,262	(23,080)
Aspen Technology, Inc.	173	04/21/23	USD	220.00	USD	3,959	(224,900)
Atlassian Corp., Class A	87	04/21/23	USD	170.00	USD	1,489	(80,475)
Calix, Inc.	188	04/21/23	USD	60.00	USD	1,007	(4,700)
Credo Technology Group Holding Ltd.	1,619	04/21/23	USD	19.91	USD	1,525	—
Expedia Group, Inc.	105	04/21/23	USD	98.00	USD	1,019	(31,290)
First Solar, Inc.	86	04/21/23	USD	210.00	USD	1,871	(112,230)
Gitlab, Inc., Class A	264	04/21/23	USD	60.00	USD	905	(2,640)
Grid Dynamics Holdings, Inc.	300	04/21/23	USD	12.59	USD	344	(7,242)
Jabil, Inc.	460	04/21/23	USD	80.00	USD	4,055	(402,500)
Kanzhun Ltd., ADR	764	04/21/23	USD	30.00	USD	1,454	(26,740)
KE Holdings, Inc., ADR	664	04/21/23	USD	22.50	USD	1,251	(6,308)
Kinaxis, Inc.	252	04/21/23	CAD	170.00	CAD	4,676	(315,117)
Lattice Semiconductor Corp.	201	04/21/23	USD	90.75	USD	1,920	(142,139)
MercadoLibre, Inc.	33	04/21/23	USD	1,230.00	USD	4,350	(357,390)
MongoDB, Inc.	57	04/21/23	USD	230.00	USD	1,329	(78,090)
Monolithic Power Systems, Inc.	130	04/21/23	USD	510.50	USD	6,507	(245,168)
NVIDIA Corp.	113	04/21/23	USD	260.00	USD	3,139	(257,075)
Okta, Inc.	125	04/21/23	USD	90.00	USD	1,078	(25,438)
Palo Alto Networks, Inc.	190	04/21/23	USD	195.00	USD	3,795	(158,175)
Pinterest, Inc., Class A	274	04/21/23	USD	27.00	USD	747	(36,990)
Pure Storage, Inc., Class A	2,180	04/21/23	USD	33.00	USD	5,561	(10,900)
Qorvo, Inc.	193	04/21/23	USD	110.00	USD	1,960	(11,098)
Rambus, Inc.	146	04/21/23	USD	46.00	USD	748	(75,920)
Rambus, Inc.	600	04/21/23	USD	47.00	USD	3,076	(279,000)
Rapid7, Inc.	390	04/21/23	USD	51.05	USD	1,790	(96,688)
Shift4 Payments, Inc., Class A	550	04/21/23	USD	65.90	USD	4,169	(620,414)
Spotify Technology SA	103	04/21/23	USD	135.00	USD	1,376	(42,745)
Synopsys, Inc.	162	04/21/23	USD	380.00	USD	6,257	(221,130)
Tenable Holdings, Inc.	210	04/21/23	USD	45.00	USD	998	(71,400)
Tesla, Inc.	62	04/21/23	USD	210.00	USD	1,286	(71,145)
Tesla, Inc.	61	04/21/23	USD	230.00	USD	1,266	(28,823)
Trip.com Group Ltd., ADR	1,434	04/21/23	USD	39.21	USD	5,402	(140,351)
Twilio, Inc., Class A	94	04/21/23	USD	66.00	USD	626	(35,015)
Cloudflare, Inc., Class A	281	04/28/23	USD	62.00	USD	1,733	(110,995)
Coupang, Inc.	691	04/28/23	USD	14.50	USD	1,106	(124,725)
Farfetch Ltd., Class A	2,073	04/28/23	USD	5.50	USD	1,018	(38,351)
Gitlab, Inc., Class A	895	04/28/23	USD	40.00	USD	3,069	(78,312)
KE Holdings, Inc., ADR	664	04/28/23	USD	20.00	USD	1,251	(48,140)
Lattice Semiconductor Corp.	452	04/28/23	USD	84.50	USD	4,317	(575,483)
Marvell Technology, Inc.	890	04/28/23	USD	45.00	USD	3,854	(134,390)
MercadoLibre, Inc.	28	04/28/23	USD	1,320.00	USD	3,691	(167,300)
MongoDB, Inc.	84	04/28/23	USD	230.00	USD	1,958	(133,770)
Okta, Inc.	351	04/28/23	USD	89.00	USD	3,027	(103,369)
Pinterest, Inc., Class A	157	04/28/23	USD	31.00	USD	428	(7,379)
Spotify Technology SA	109	04/28/23	USD	133.00	USD	1,456	(94,830)
Take-Two Interactive Software, Inc.	346	04/28/23	USD	117.00	USD	4,128	(186,840)
Tesla, Inc.	66	04/28/23	USD	205.00	USD	1,369	(103,950)
Tesla, Inc.	82	04/28/23	USD	217.50	USD	1,701	(82,205)
Twilio, Inc., Class A	150	04/28/23	USD	69.00	USD	999	(42,750)
Unity Software, Inc.	181	04/28/23	USD	32.00	USD	587	(52,852)
Zscaler, Inc.	171	04/28/23	USD	119.00	USD	1,998	(85,927)
Credo Technology Group Holding Ltd.	1,619	05/02/23	USD	19.91	USD	1,525	—
Atlassian Corp., Class A	69	05/05/23	USD	170.00	USD	1,181	(105,570)
Coupang, Inc.	606	05/05/23	USD	16.50	USD	970	(38,784)
Expedia Group, Inc.	106	05/05/23	USD	101.00	USD	1,029	(36,464)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Farfetch Ltd., Class A	1,528	05/05/23	USD	5.50	USD	750	$(35,908)
First Solar, Inc.	88	05/05/23	USD	232.50	USD	1,914	(66,000)
KE Holdings, Inc., ADR	507	05/05/23	USD	21.00	USD	955	(30,927)
MongoDB, Inc.	70	05/05/23	USD	230.00	USD	1,632	(123,900)
NVIDIA Corp.	118	05/05/23	USD	285.00	USD	3,278	(141,600)
Palo Alto Networks, Inc.	171	05/05/23	USD	195.00	USD	3,416	(176,130)
Pinterest, Inc., Class A	476	05/05/23	USD	31.00	USD	1,298	(31,892)
RingCentral, Inc., Class A	600	05/05/23	USD	33.00	USD	1,840	(84,000)
Take-Two Interactive Software, Inc.	201	05/05/23	USD	120.00	USD	2,398	(86,430)
Tesla, Inc.	122	05/05/23	USD	205.00	USD	2,531	(208,620)
Trip.com Group Ltd., ADR	990	05/05/23	USD	39.50	USD	3,729	(136,711)
Unity Software, Inc.	325	05/05/23	USD	32.00	USD	1,054	(104,812)
Credo Technology Group Holding Ltd.	1,708	05/09/23	USD	19.40	USD	1,609	(2)
Wolfspeed, Inc.	817	05/12/23	USD	68.80	USD	5,306	(315,863)
Array Technologies, Inc.	700	05/19/23	USD	21.00	USD	1,532	(212,103)
Aspen Technology, Inc.	105	05/19/23	USD	230.00	USD	2,403	(129,150)
Axcelis Technologies, Inc.	82	05/19/23	USD	140.00	USD	1,093	(65,600)
Calix, Inc.	176	05/19/23	USD	60.00	USD	943	(32,120)
Coupang, Inc.	645	05/19/23	USD	17.50	USD	1,032	(42,248)
Credo Technology Group Holding Ltd.	658	05/19/23	USD	17.50	USD	620	(6,580)
Credo Technology Group Holding Ltd.	1,619	05/19/23	USD	20.00	USD	1,525	(8,095)
Grid Dynamics Holdings, Inc.	330	05/19/23	USD	12.50	USD	378	(18,150)
Jabil, Inc.	787	05/19/23	USD	85.00	USD	6,938	(448,590)
Kanzhun Ltd., ADR	754	05/19/23	USD	20.00	USD	1,435	(118,755)
Lattice Semiconductor Corp.	508	05/19/23	USD	96.00	USD	4,851	(343,910)
Marvell Technology, Inc.	428	05/19/23	USD	45.00	USD	1,853	(102,292)
Monolithic Power Systems, Inc.	125	05/19/23	USD	500.00	USD	6,257	(459,375)
Pinterest, Inc., Class A	274	05/19/23	USD	29.00	USD	747	(42,196)
Pure Storage, Inc., Class A	1,090	05/19/23	USD	26.00	USD	2,781	(125,350)
Qorvo, Inc.	223	05/19/23	USD	100.00	USD	2,265	(154,985)
Rambus, Inc.	746	05/19/23	USD	47.00	USD	3,824	(462,520)
Rapid7, Inc.	360	05/19/23	USD	45.00	USD	1,653	(268,200)
Shift4 Payments, Inc., Class A	150	05/19/23	USD	70.00	USD	1,137	(164,250)
Tenable Holdings, Inc.	205	05/19/23	USD	50.00	USD	974	(48,175)
Tesla, Inc.	164	05/19/23	USD	225.00	USD	3,402	(183,270)
Unity Software, Inc.	102	05/19/23	USD	35.00	USD	331	(31,365)
Axcelis Technologies, Inc.	82	06/16/23	USD	140.00	USD	1,093	(82,410)
Credo Technology Group Holding Ltd.	1,530	06/16/23	USD	9.77	USD	1,441	(118,575)

							$(13,757,928)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Altium Ltd.	Goldman Sachs International	54,000	04/04/23	AUD	40.12	AUD	2,056	$(483)
BE Semiconductor Industries NV	Goldman Sachs International	54,000	04/04/23	EUR	71.43	EUR	4,325	(509,588)
Prosus NV	JPMorgan Chase Bank N.A.	33,900	04/04/23	EUR	77.28	EUR	2,439	(398)
Soitec SA	UBS AG	20,700	04/04/23	EUR	137.71	EUR	3,055	(224,040)
Xero Ltd.	Goldman Sachs International	86,200	04/04/23	AUD	81.68	AUD	7,708	(449,092)
Zhejiang Supcon Technology Co. Ltd., Class A	JPMorgan Chase Bank N.A.	151,000	04/04/23	CNY	96.48	CNY	15,692	(162,955)
Grid Dynamics Holdings, Inc.	JPMorgan Chase Bank N.A.	77,000	04/10/23	USD	13.47	USD	882	(504)
CTS Eventim AG & Co. KGaA	Morgan Stanley & Co. International PLC	10,000	04/11/23	EUR	66.90	EUR	575	(6)
Freee KK	JPMorgan Chase Bank N.A.	88,100	04/11/23	JPY	3,866.40	JPY	296,897	(9,932)
GMO Payment Gateway, Inc.	Societe Generale	25,000	04/11/23	JPY	12,338.40	JPY	284,500	(5,504)
Informa PLC	Goldman Sachs International	457,900	04/11/23	GBP	6.99	GBP	3,171	(47,522)
Lasertec Corp.	Societe Generale	73,800	04/11/23	JPY	24,378.62	JPY	1,718,064	(217,443)
Synopsys, Inc.	JPMorgan Chase Bank N.A.	31,800	04/11/23	USD	386.17	USD	12,283	(254,812)
Altium Ltd.	Goldman Sachs International	60,000	04/12/23	AUD	38.01	AUD	2,285	(34,948)

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
ASM International NV	Goldman Sachs International	28,200	04/12/23	EUR	334.91	EUR	10,488	$(1,173,373)
Glodon Co. Ltd., Class A	Morgan Stanley & Co. International PLC	326,600	04/12/23	CNY	61.80	CNY	24,266	(597,345)
SiteMinder Ltd.	Goldman Sachs International	38,000	04/12/23	AUD	4.45	AUD	130	(12)
Soitec SA	JPMorgan Chase Bank N.A.	18,300	04/12/23	EUR	146.41	EUR	2,701	(68,466)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	179,800	04/12/23	GBP	6.10	GBP	978	(6,980)
SK Hynix, Inc.	Goldman Sachs International	19,700	04/13/23	KRW	96,357.47	KRW	1,745,420	(5,491)
CTS Eventim AG & Co. KGaA	UBS AG	10,000	04/18/23	EUR	62.64	EUR	575	(1,832)
SiteMinder Ltd.	Goldman Sachs International	38,000	04/18/23	AUD	4.45	AUD	130	(65)
Altium Ltd.	Societe Generale	54,000	04/19/23	AUD	40.13	AUD	2,056	(10,178)
CTS Eventim AG & Co. KGaA	Goldman Sachs International	17,100	04/19/23	EUR	63.60	EUR	982	(1,804)
Delta Electronics, Inc.	Morgan Stanley & Co. International PLC	72,000	04/19/23	TWD	298.48	TWD	21,672	(17,585)
Freee KK	BNP Paribas SA	93,100	04/19/23	JPY	3,370.50	JPY	313,747	(124,556)
SiteMinder Ltd.	Goldman Sachs International	50,000	04/19/23	AUD	4.07	AUD	172	(580)
Soitec SA	Goldman Sachs International	7,000	04/19/23	EUR	151.44	EUR	1,033	(13,526)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	72,900	04/19/23	GBP	6.17	GBP	396	(4,786)
Yageo Corp.	JPMorgan Chase Bank N.A.	73,000	04/19/23	TWD	494.63	TWD	38,617	(92,162)
Accton Technology Corp.	JPMorgan Chase Bank N.A.	382,000	04/26/23	TWD	313.92	TWD	121,858	(192,207)
Alchip Technologies Ltd.	Morgan Stanley & Co. International PLC	63,000	04/26/23	TWD	1,045.59	TWD	78,120	(423,499)
Appier Group, Inc.	JPMorgan Chase Bank N.A.	164,400	04/26/23	JPY	2,301.20	JPY	275,863	(2,166)
ASPEED Technology, Inc.	Morgan Stanley & Co. International PLC	22,000	04/26/23	TWD	2,655.31	TWD	57,970	(108,038)
eMemory Technology, Inc.	Morgan Stanley & Co. International PLC	30,000	04/26/23	TWD	2,065.44	TWD	55,800	(27,964)
Nexon Co. Ltd.	JPMorgan Chase Bank N.A.	141,700	04/26/23	JPY	3,177.73	JPY	447,064	(88,374)
SiteMinder Ltd.	Goldman Sachs International	38,000	04/26/23	AUD	4.45	AUD	130	(208)
SK Hynix, Inc.	JPMorgan Chase Bank N.A.	22,500	04/26/23	KRW	90,884.37	KRW	1,993,500	(42,926)
Soitec SA	Citibank N.A.	9,200	04/26/23	EUR	154.67	EUR	1,358	(15,010)
TCL Technology Group Corp., Class A	JPMorgan Chase Bank N.A.	2,150,000	04/26/23	CNY	4.51	CNY	9,531	(28,831)
Wise PLC, Class A	Goldman Sachs International	90,300	04/26/23	GBP	6.04	GBP	491	(11,528)
Wise PLC, Class A	Morgan Stanley & Co. International PLC	40,500	04/26/23	GBP	5.92	GBP	220	(6,597)
Altium Ltd.	Morgan Stanley & Co. International PLC	63,000	04/27/23	AUD	38.64	AUD	2,399	(41,585)
Wolters Kluwer NV	Goldman Sachs International	59,100	04/27/23	EUR	116.42	EUR	6,876	(139,386)
Grid Dynamics Holdings, Inc.	Bank of America N.A.	70,000	04/28/23	USD	12.35	USD	802	(20,024)
BE Semiconductor Industries NV	Goldman Sachs International	16,100	05/02/23	EUR	79.19	EUR	1,290	(49,355)
CTS Eventim AG & Co. KGaA	UBS AG	17,000	05/02/23	EUR	62.18	EUR	977	(9,797)
GMO Payment Gateway, Inc.	BNP Paribas SA	22,200	05/02/23	JPY	11,730.62	JPY	252,636	(52,985)
SiteMinder Ltd.	Goldman Sachs International	41,000	05/02/23	AUD	4.02	AUD	141	(1,422)
Yageo Corp.	JPMorgan Chase Bank N.A.	72,000	05/02/23	TWD	494.63	TWD	38,088	(99,023)
Kanzhun Ltd., ADR	Citibank N.A.	15,000	05/04/23	USD	24.40	USD	285	(3,615)
SiteMinder Ltd.	Goldman Sachs International	41,000	05/04/23	AUD	4.06	AUD	141	(1,395)
Samsung SDI Co. Ltd.	JPMorgan Chase Bank N.A.	19,100	05/09/23	KRW	748,391.33	KRW	14,038,500	(373,628)
Soitec SA	JPMorgan Chase Bank N.A.	6,600	05/09/23	EUR	146.82	EUR	974	(45,635)
Altium Ltd.	JPMorgan Chase Bank N.A.	37,100	05/10/23	AUD	39.00	AUD	1,413	(27,438)
Informa PLC	Goldman Sachs International	359,900	05/10/23	GBP	7.01	GBP	2,493	(83,929)
Lattice Semiconductor Corp.	JPMorgan Chase Bank N.A.	45,600	05/12/23	USD	91.50	USD	4,355	(398,154)
Adyen NV	Goldman Sachs International	7,200	05/16/23	EUR	1,486.73	EUR	10,506	(555,761)
Delta Electronics, Inc.	UBS AG	344,000	05/16/23	TWD	304.40	TWD	103,544	(91,029)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	25,600	05/16/23	JPY	11,993.35	JPY	291,328	(60,899)
Prosus NV	UBS AG	17,800	05/16/23	EUR	72.76	EUR	1,281	(65,063)
Soitec SA	JPMorgan Chase Bank N.A.	7,100	05/16/23	EUR	146.21	EUR	1,048	(58,996)
Altium Ltd.	Morgan Stanley & Co. International PLC	37,100	05/17/23	AUD	38.34	AUD	1,413	(38,953)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	40,000	05/18/23	TWD	959.72	TWD	36,720	(41,294)
Sungrow Power Supply Co. Ltd., Class A	Morgan Stanley & Co. International PLC	180,200	05/18/23	CNY	111.06	CNY	18,908	(115,150)
TCL Technology Group Corp., Class A	Morgan Stanley & Co. International PLC	1,466,800	05/18/23	CNY	4.56	CNY	6,502	(25,332)
Glodon Co. Ltd., Class A	Morgan Stanley & Co. International PLC	184,200	05/23/23	CNY	71.01	CNY	13,686	(162,254)
Informa PLC	UBS AG	336,300	05/23/23	GBP	7.07	GBP	2,329	(81,321)
Lotes Co. Ltd.	JPMorgan Chase Bank N.A.	40,000	05/23/23	TWD	969.04	TWD	36,720	(40,307)
Shenzhen Inovance Technology Co. Ltd., Class A	Morgan Stanley & Co. International PLC	425,400	05/23/23	CNY	73.76	CNY	29,925	(107,145)
Wise PLC, Class A	JPMorgan Chase Bank N.A.	51,000	05/23/23	GBP	5.72	GBP	277	(17,410)
Wiwynn Corp.	JPMorgan Chase Bank N.A.	59,000	05/24/23	TWD	1,248.05	TWD	66,375	(76,614)

								$(7,868,215)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$41,346,156	$—	$—	$41,346,156
Banks	—	—	17,151,685	17,151,685
Broadline Retail	36,496,494	10,126,274	—	46,622,768
Communications Equipment	4,879,584	10,362,985	—	15,242,569
Diversified Consumer Services	—	—	8,251,944	8,251,944
Electrical Equipment	8,209,967	6,887,999	—	15,097,966
Electronic Equipment, Instruments & Components	27,496,751	56,740,715	—	84,237,466
Entertainment	29,189,104	17,084,032	—	46,273,136
Financial Services	13,230,966	46,823,573	—	60,054,539
Health Care Technology	—	5,600,113	—	5,600,113
Hotels, Restaurants & Leisure	27,660,694	—	—	27,660,694
Household Durables	—	5,825,570	—	5,825,570
Interactive Media & Services	17,679,129	—	—	17,679,129
IT Services	48,452,579	—	29,349,534	77,802,113
Machinery	—	10,894,273	—	10,894,273
Media	—	24,891,219	—	24,891,219
Professional Services	6,889,901	18,655,854	—	25,545,755
Real Estate Management & Development	8,641,757	—	—	8,641,757
Semiconductors & Semiconductor Equipment	215,423,736	151,482,571	3,194,961	370,101,268
Software	149,658,696	73,818,662	37,278,626	260,755,984
Specialty Retail	6,295,852	—	—	6,295,852
Technology Hardware, Storage & Peripherals	20,033,156	5,453,907	—	25,487,063
Preferred Securities
Preferred Stocks	—	—	408,059,780	408,059,780
Warrants	—	—	2,346	2,346
Short-Term Securities
Money Market Funds	720,151	—	—	720,151

	$662,304,673	$444,647,747	$503,288,876	1,610,241,296

Investments Valued at NAV(a)				21,313,385

				$1,631,554,681

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(10,800,898)	$(10,825,245)	$—	$(21,626,143)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total

Assets
Opening balance, as of December 31, 2022	$94,490,236	$413,908,201	$44,581	$508,443,018
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	736,514	(5,848,421)	(42,235)	(5,154,142)
Purchases	—	—	—	—
Sales	—	—	—	—

Closing balance, as of March 31, 2023	$95,226,750	$408,059,780	$2,346	$503,288,876

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$736,514	$(5,848,421)	$(42,235)	$(5,154,142)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$95,226,750	Market	Revenue Multiple	1.80x - 29.31x		13.81x
			Volatility	37% - 70%		42%
			Time to Exit	0.5 - 3.0 years		0.7 years
			Market Adjustment Multiple	0.55x		—

Preferred Stocks	408,059,780	Market	Revenue Multiple	3.15x - 29.31x		16.29x
			Time to Exit	3.0 - 4.0 years		3.8 years
			Volatility	37% - 70%		52%
			Market Adjustment Multiple	0.55x - 0.95x		0.94x
			Gross Profit Multiple	7.32x		—
			Recent Transactions	(b)		—

Warrants	2,346	Market	Revenue Multiple	7.25x		—
			Volatility	37%		—
			Time to Exit	0.5 years		—

	$503,288,876

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Science and Technology Trust II (BSTZ)

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

KRW	South Korean Won

TWD	New Taiwan Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

9